Loans receivable (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans receivable.
Repayments				$ 49	$ 3,980
Balance at the Beginning	$ 517	$ 123	$ 123	8
New loans granted	447	17,786	31,659	123
Repayments of principal	470	$ 125	746		508
Interest charged			1,404
Interest received	169			7
Foreign exchange (gain) / loss			40	(1)
Expected credit losses			(28,475)
Write-off of loans receivable			(171)
Balance at the End	$ 478		$ 517	$ 123	$ 8